SELF-INSURANCE RESERVE FOR LOSSES AND LOSS ADJUSTMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Self-Insurance Reserve for Losses and Loss Adjustment Expenses Disclosure [Abstract]
Self-Insurance Reserve for Losses and Loss Adjustment Expenses
The following table summarizes the activity in our self-insurance reserve for losses and loss adjustment expenses for the last two fiscal years:

($ in millions)	2013	2012
Balance at beginning of year	$342	$330
Less: reinsurance recoverable	(5)	(5)
Net balance at beginning of year	337	325
Incurred related to:
Current year	116	108
Prior year	8	(11)
Total incurred	124	97
Paid related to:
Current year	(25)	(28)
Prior year	(79)	(57)
Total paid	(104)	(85)
Net balance at end of year	357	337
Add: reinsurance recoverable	5	5
Balance at end of year	$362	$342